Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue - related party	$ 3,000		$ 22,200	$ 6,571
Total revenue	242,738	$ 68,552	308,129	898,084
Cost of Revenue	122,128	17,924	137,897	726,252
Gross profit	120,610	50,628	170,232	171,832
Operating Expenses:
Selling	9,209	0
Compensation - officers	31,675	30,000	120,000	120,000
Research and development	62,004	51,018	221,510	208,238
Professional fees	355,274	50,161	960,846	107,899
General and administrative	110,456	69,163	451,597	256,225
Total Operating Expenses	568,618	200,342	1,753,953	692,362
Loss from Operations	(448,008)	(149,714)	(1,583,721)	(520,530)
Other Income (Expense):
Interest expense, net	725	(54,119)	(440,943)	(105,831)
Total other expense	725	(54,119)	(440,943)	(105,831)
Loss before income taxes	(447,283)	(203,833)	(2,024,664)	(626,361)
Income tax expense	0	0
Net Loss	$ (447,283)	$ (203,833)	$ (2,024,664)	$ (626,361)
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	40,917,475	34,574,706	37,778,614	34,571,706
Net loss per common share - Basic and Diluted	$ (0.01)	$ (0.01)	$ (0.05)	$ (0.02)
Revenue [Member]
Revenue - related party	$ 3,000	$ 7,375
Total revenue	$ 239,738	$ 61,177	$ 285,929	$ 891,513